Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2012
Disposal of Discontinued Activity

The following financial information presents the total results of operations of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong, SearchMedia International and its subsidiaries for the years/period ended December 31, 2010, 2011 and for the period ended the disposal dates.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended disposal dates
Advertising service revenues	48,967	55,571	30,029
Pretax profit/(loss)	(42,913)	(9,629)	(6,501)
Net profit / (loss)	(44,333)	(9,712)	(6,723)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the disposal of divestiture of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong, SearchMedia International with its remaining subsidiaries, pursuant to the following:

Gain/(loss) on disposal of discontinued components
Zhejiang Continental	5,460
Shenyang Jingli	4,664
Qingdao Kaixiang	(1,818)
Wuxi Ruizhong	(2,642)
SearchMedia International and its remaining subsidiaries	10,489

Gain/(loss) on disposal of discontinued components	16,153

Classes of Assets and Liabilities of Discontinued Components

The main classes of assets and liabilities of discontinued components are as follows:

	2011	2012
Cash	$4,592	$—
Accounts receivable	15,822	—
Prepayments and other receivables	9,476	—
Amount due from related party	2,079	—
Property, plant and equipment	633	—
Long-term deferred expenses	31	—
Deferred tax assets	866	—
Goodwill	16,926	—

Assets of discontinued components	$50,425	$—
Accounts payable	14,167	—
Accrued expenses and other payables	15,764	—
Amount due to related party	205	—
Income tax payable	9,524	—
Acquisition payable	22,196	—

Liabilities of discontinued components	$61,856	$—

Zhejiang Continental [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Zhejiang Continental for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Period ended December 31, 2010	Year ended December 31, 2011	Period ended May 2, 2012
Advertising service revenues	4,370	2,611	379
Pretax profit/(loss)	3,269	303	(143)
Net profit / (loss)	2,451	100	(143)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the disposal of Zhejiang Continental, pursuant to the following:

Total consideration on disposal – 1,000,000 shares issued	$(1,700)
Add: Extinguishment of current accounts	80
Add: Earn-out consideration payable settled	8,250
Less: Net book value of assets in connection with the disposal	(1,170)

Net gain on the disposal of Zhejiang Continental	5,460

Shenyang Jingli [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Shenyang Jingli for the year ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended May 14, 2012
Advertising service revenues	1,246	471	6
Pretax profit/(loss)	(241)	(549)	251
Net profit / (loss)	(181)	(816)	222

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the disposal of Shenyang Jingli, pursuant to the following:

Total consideration on disposal	$—
Add: Extinguishment of current accounts	1,586
Add: Extinguishment of acquisition consideration payable	1,437
Add: Net book value of liability in connection with the disposal	1,641

Net gain on the disposal of Shenyang Jingli	4,664

Qingdao Kaixiang [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Qingdao Kaixiang for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended August 31, 2012
Advertising service revenues	4,111	2,603	89
Pretax profit/(loss)	1,495	338	(563)
Net profit / (loss)	1,259	253	(563)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative loss on the disposal of Qingdao Kaixiang, pursuant to the following:

Total consideration on disposal	$—
Add: Extinguishment of current accounts	1,891
Add: Extinguishment of acquisition consideration payable	4,126
Less: Net book value of assets in connection with the disposal	(4,574)
Less: Goodwill writeoff	(3,261)

Net loss on the disposal of Qingdao Kaixiang	(1,818)

Wuxi Ruizhong [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Wuxi Ruizhong for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended November 30, 2012
Advertising service revenues	2,165	2,035	1,656
Pretax profit/(loss)	931	493	146
Net profit / (loss)	588	192	(19)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative loss on the disposal of Wuxi Ruizhong, pursuant to the following:

Total consideration on disposal	$147
Add: Obligation exempted	328
Add: Extinguishment of current accounts	1,414
Add: Extinguishment of acquisition consideration payable	322
Less: Net book value of assets in connection with the disposal	(1,750)
Less: Goodwill writeoff	(3,103)

Net loss on the disposal of Wuxi Ruizhong	(2,642)

Search Media International [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of SearchMedia International and its remaining subsidiaries for the years ended December 31, 2010, 2011 and 2012.

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Advertising service revenues	37,075	47,851	27,899
Pretax profit/(loss)	(48,367)	(10,214)	(6,192)
Net profit / (loss)	(48,450)	(11,073)	(6,220)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the divestiture of SearchMedia International with its remaining subsidiaries, pursuant to the following:

Total consideration on disposal	$(421)
Add: Net book value of liability in connection with the divestiture	118,153
Less: Extinguishment of current accounts	(107,243)

Net gain on the divestiture of SearchMedia International	$10,489